Document And Entity Information	12 Months Ended
Dec. 31, 2013
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2013
Entity Registrant Name	GREENWOOD HALL, INC.
Entity Central Index Key	0001557644
Trading Symbol	DVIOD